UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
            COMMON STOCK -- 99.7%
            BERMUDA -- 1.1%
   43,952   Accenture Class A                                          1,541,397
   17,253   ACE                                                          846,432
    7,500   Allied World Assurance Holdings                              325,950
   24,600   Assured Guaranty                                             343,662
   10,300   Axis Capital Holdings                                        293,138
   26,604   Nabors Industries (1)                                        452,800
    8,700   Nordic American Tanker Shipping                              266,829
   18,200   Validus Holdings                                             413,140
                                                                    ------------
            Total Bermuda                                              4,483,348
                                                                    ------------
            CANADA -- 10.1%
   34,278   AGF Management Class B                                       487,321
    4,800   Agnico-Eagle Mines                                           281,653
   17,516   Agrium                                                       805,290
   11,900   AltaGas Income Trust                                         180,561
   25,700   ARC Energy Trust                                             417,873
    6,800   Astral Media                                                 185,328
   31,442   Bank of Montreal                                           1,577,209
   53,033   Bank of Nova Scotia                                        2,261,376
   32,307   Barrick Gold                                               1,128,600
   18,900   Baytex Energy Trust                                          386,108
    5,550   Bell Aliant Regional Communications
               Income Fund (1)(2)(3)(4)                                  136,882
   34,000   Brookfield Properties                                        317,300
   28,121   Canadian National Railway                                  1,368,056
   23,698   Canadian Natural Resources                                 1,425,093
   20,102   Canadian Oil Sands Trust                                     506,237
   11,100   Canadian Western Bank                                        187,491
    8,400   Corus Entertainment B Shares                                 115,053
    8,658   Davis & Henderson Income Fund                                101,944
   43,830   EnCana                                                     2,351,655
   17,200   Ensign Energy Services                                       260,979
    4,000   Franco-Nevada                                                 99,916
   40,910   Goldcorp                                                   1,554,876
   31,656   Great-West Lifeco                                            761,343
    4,800   Home Capital Group                                           151,992
   25,651   Husky Energy                                                 755,072
   15,500   IGM Financial                                                647,549
   24,600   Imperial Oil                                                 985,690
    9,935   Industrial Alliance Insurance and
               Financial Services                                        273,076
   12,900   Loblaw                                                       409,676
    5,200   Major Drilling Group International                           119,799
   30,337   Manulife Financial                                           736,945
   13,600   National Bank of Canada                                      733,862
   44,241   Nexen                                                        917,357
   35,400   Penn West Energy Trust                                       461,854
    9,700   Potash Corp. of Saskatchewan                                 903,976
   19,000   Power Corp. of Canada                                        533,531
   21,500   Power Financial                                              623,897
   13,796   Research In Motion (1)                                     1,048,183
   10,500   RioCan REIT                                                  151,323
   39,864   Rogers Communications Class B                              1,107,930
   63,641   Royal Bank of Canada                                       3,030,468
    4,203   Saputo                                                        91,874

  Shares                                                               Value $
---------                                                           ------------
   32,683   Shaw Communications Class B                                  573,902
   39,900   Sherritt International                                       227,121
    4,768   Shoppers Drug Mart                                           199,283
   51,092   Suncor Energy                                              1,652,935
   80,200   Talisman Energy                                            1,239,976
   50,280   Teck Resources Class B                                     1,321,861
   41,600   Teck Resources (Canada) Class B                            1,095,144
   16,959   TELUS Class A                                                468,502
    9,000   TMX Group                                                    289,581
   42,907   Toronto-Dominion Bank                                      2,514,496
    9,279   Vermilion Energy Trust                                       256,079
                                                                    ------------
            Total Canada                                              40,421,078
                                                                    ------------
            CAYMAN ISLANDS -- 0.2%
   13,388   Garmin                                                       370,312
   12,500   Herbalife                                                    430,125
                                                                    ------------
            Total Cayman Islands                                         800,437
                                                                    ------------
            PANAMA -- 0.1%
    3,400   Copa Holdings Class A                                        137,836
                                                                    ------------
            Total Panama
            UNITED STATES -- 88.2%
            APPAREL & ACCESSORY STORES -- 1.2%
   14,000   Abercrombie & Fitch Class A                                  400,260
   37,135   American Eagle Outfitters                                    534,373
    9,398   Buckle                                                       290,774
    5,715   Dress Barn (1)                                                89,097
   54,700   Gap                                                          892,704
   22,224   Kohl's (1)                                                 1,078,975
   28,978   Nordstrom                                                    766,178
   14,126   Ross Stores                                                  622,815
                                                                    ------------
                                                                       4,675,176
            APPAREL & OTHER FINISHED PRODUCTS -- 0.2%
   14,200   Guess?                                                       412,794
    5,582   Phillips-Van Heusen                                          197,491
    4,278   Polo Ralph Lauren                                            269,728
                                                                    ------------
                                                                         880,013
            AUTOMOTIVE DEALERS & GASOLINE SERVICE
            STATIONS -- 0.2%
    6,871   Advance Auto Parts                                           317,646
    3,884   AutoZone (1)                                                 596,466
                                                                    ------------
                                                                         914,112
            AUTOMOTIVE REPAIR, SERVICES &
            PARKING -- 0.1%
    9,600   Wright Express (1)                                           271,488
                                                                    ------------
            BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS -- 0.4%
   26,693   Home Depot                                                   692,417
   11,879   Sherwin-Williams                                             686,012
                                                                    ------------
                                                                       1,378,429
            BUSINESS SERVICES -- 7.2%
   12,600   Actuate (1)                                                   65,898
    6,300   Administaff                                                  157,878
   17,529   Adobe Systems (1)                                            568,290
    9,777   Affiliated Computer Services Class A (1)                     463,528
    7,897   Alliance Data Systems (1)                                    402,747

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
   10,800   Arbitron                                                     175,824
   27,567   Automatic Data Processing                                  1,026,871
   25,400   CA                                                           536,956
   13,412   Computer Sciences (1)                                        646,056
   31,000   Compuware (1)                                                227,230
   12,017   CSG Systems International (1)                                200,444
   24,800   Earthlink                                                    209,560
   41,500   eBay (1)                                                     881,875
    8,087   Fair Isaac                                                   155,189
   21,301   Fidelity National Information Services                       498,869
   14,800   Fiserv (1)                                                   701,668
   16,400   Global Cash Access Holdings (1)                              147,600
    9,649   Google Class A (1)                                         4,274,989
    7,200   H&E Equipment Services (1)                                    76,608
    9,760   Heartland Payment Systems                                    104,042
    3,900   Interactive Data                                              88,725
   35,900   Interpublic Group of Cos. (1)                                187,039
   16,862   Lender Processing Services                                   576,343
    2,100   Mantech International Class A (1)                            111,930
  366,650   Microsoft                                                  8,623,608
    2,991   MicroStrategy Class A (1)                                    182,601
   27,423   Omnicom Group                                                932,382
  210,081   Oracle                                                     4,649,092
    8,345   Robert Half International                                    206,873
    6,200   SPSS (1)                                                     306,776
    4,100   Sybase (1)                                                   146,780
   32,832   Total System Services                                        481,974
    5,200   Visa                                                         340,392
   12,000   VMware Class A (1)                                           386,760
                                                                    ------------
                                                                      28,743,397
            CHEMICALS & ALLIED PRODUCTS -- 10.4%
   76,233   Abbott Laboratories                                        3,429,723
   14,600   Albemarle                                                    433,766
   50,126   Amgen (1)                                                  3,123,351
   39,367   Avon Products                                              1,274,703
   78,071   Bristol-Myers Squibb                                       1,697,264
    2,582   CF Industries Holdings                                       203,823
    9,891   Colgate-Palmolive                                            716,504
   49,061   Eli Lilly                                                  1,711,738
   12,512   Estee Lauder Class A                                         455,937
   22,994   Genzyme (1)                                                1,193,159
   23,402   Gilead Sciences (1)                                        1,145,060
   59,000   Huntsman                                                     362,260
    5,400   Innospec                                                      64,476
  117,284   Johnson & Johnson                                          7,141,423
    5,414   Lubrizol                                                     313,633
   58,874   Merck                                                      1,766,809
   12,340   Monsanto                                                   1,036,560
  278,887   Pfizer                                                     4,442,670
  119,911   Procter & Gamble                                           6,656,260
   27,700   RPM International                                            442,092
   13,700   Schering-Plough                                              363,187
   13,772   Terra Industries                                             401,591
    6,800   Valspar                                                      172,176

  Shares                                                               Value $
---------                                                           ------------
   66,990   Wyeth                                                      3,118,384
                                                                    ------------
                                                                      41,666,549
            COAL MINING -- 0.2%
   13,832   Natural Resource Partners LP                                 324,360
   13,400   Peabody Energy                                               443,674
                                                                    ------------
                                                                         768,034
            COMMUNICATIONS -- 3.5%
    5,600   Adtran                                                       135,296
  235,839   AT&T                                                       6,186,057
   32,753   CenturyTel                                                 1,028,117
   26,000   Comcast Class A                                              386,360
   44,556   DIRECTV Group (1)                                          1,154,000
   76,100   Qwest Communications International                           293,746
    5,300   Telephone & Data Systems                                     136,422
   12,059   Time Warner Cable                                            398,671
   17,000   TiVo (1)                                                     174,250
  130,130   Verizon Communications                                     4,173,269
                                                                    ------------
                                                                      14,066,188
            CONSTRUCTION SPECIAL TRADE
            CONTRACTORS -- 0.1%
   20,500   EMCOR Group (1)                                              494,460
                                                                    ------------
            DEPOSITORY INSTITUTIONS -- 5.9%
  307,350   Bank of America                                            4,545,707
   27,820   Bank of New York Mellon                                      760,599
   51,098   BB&T                                                       1,169,122
    7,700   BOK Financial                                                322,553
   14,902   Capital One Financial                                        457,491
   37,500   CapitalSource                                                174,000
  116,822   Citigroup                                                    370,326
    8,234   City Bank                                                     19,103
    7,800   Cullen/Frost Bankers                                         374,634
   22,372   FirstMerit                                                   417,909
  164,763   JPMorgan Chase                                             6,368,090
    8,170   M&T Bank                                                     476,474
   18,400   Oriental Financial Group                                     259,624
   25,241   PNC Financial Services Group                                 925,335
   11,177   State Street                                                 562,203
   29,800   Trustmark                                                    593,020
   49,351   U.S. Bancorp                                               1,007,254
   37,100   Valley National Bancorp                                      471,912
  171,972   Wells Fargo                                                4,206,435
                                                                    ------------
                                                                      23,481,791
            EATING & DRINKING PLACES -- 1.2%
    9,121   Brinker International                                        151,773
    2,900   Chipotle Mexican Grill Class A (1)                           272,107
   11,609   CKE Restaurants                                              102,740
   15,249   Darden Restaurants                                           493,915
   49,281   McDonald's                                                 2,713,412
   30,200   Yum! Brands                                                1,070,892
                                                                    ------------
                                                                       4,804,839
            ELECTRIC, GAS & SANITARY SERVICES -- 2.5%
   58,900   AES (1)                                                      753,331
   29,700   CMS Energy                                                   384,318
   13,960   Consolidated Edison                                          549,465
       44   Dominion Resources                                             1,487

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
   11,547   Edison International                                         373,199
    3,500   Energen                                                      144,620
    6,800   Energy Transfer Partners LP                                  313,684
   11,400   Entergy                                                      915,762
    8,200   Exelon                                                       417,052
    8,700   Kinder Morgan Energy Partners LP                             461,796
   26,138   MDU Resources Group                                          526,158
   28,300   NV Energy                                                    325,450
    3,300   ONEOK Partners LP                                            168,201
   27,537   PG&E                                                       1,111,669
   14,446   Pinnacle West Capital                                        461,694
   10,296   Questar                                                      340,489
   34,208   Southern                                                   1,074,131
    8,600   Southern Union                                               166,668
   24,153   TECO Energy                                                  325,824
    7,000   Vectren                                                      171,920
   46,800   Xcel Energy                                                  933,192
                                                                    ------------
                                                                       9,920,110
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 6.7%
  198,285   Cisco Systems (1)                                          4,364,253
   27,117   Cooper Industries Class A                                    893,505
   46,071   Emerson Electric                                           1,676,063
  365,089   General Electric                                           4,892,193
   13,867   Harris                                                       434,176
  244,774   Intel                                                      4,711,899
   27,600   Intersil Class A                                             396,612
   27,698   Micrel                                                       216,598
    8,800   Millicom International Cellular (1)                          652,520
    7,900   Monolithic Power Systems (1)                                 175,301
   11,539   Multi-Fineline Electronix (1)                                262,974
   37,720   National Semiconductor                                       568,063
   27,600   NetApp (1)                                                   619,896
    8,003   Plantronics                                                  189,431
   16,000   QLogic (1)                                                   208,800
   73,477   QUALCOMM                                                   3,395,372
    9,300   Silicon Laboratories (1)                                     398,319
   79,322   Texas Instruments                                          1,907,694
   10,000   Thomas & Betts (1)                                           266,400
   12,400   Volterra Semiconductor (1)                                   205,716
   14,455   Xilinx                                                       313,529
                                                                    ------------
                                                                      26,749,314
            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
               AND RELATED SERVICES -- 0.5%
   15,500   Fluor                                                        818,400
    8,700   Hewitt Associates Class A (1)                                260,391
   14,000   Quest Diagnostics                                            764,680
    5,900   SAIC (1)                                                     106,731
    3,443   Watson Wyatt Worldwide Class A                               128,562
                                                                    ------------
                                                                       2,078,764
            FABRICATED METAL PRODUCTS -- 0.2%
    7,100   Chart Industries (1)                                         136,746
   14,300   Illinois Tool Works                                          579,865
                                                                    ------------
                                                                         716,611

  Shares                                                               Value $
---------                                                           ------------
            FOOD & KINDRED PRODUCTS -- 3.8%
   45,800   Archer-Daniels-Midland                                     1,379,496
    5,200   Bunge                                                        363,844
   90,658   Coca-Cola                                                  4,518,395
   34,100   Coca-Cola Enterprises                                        640,739
   18,007   General Mills                                              1,060,792
    4,100   Hershey                                                      163,795
   18,165   HJ Heinz                                                     698,626
   10,313   Hormel Foods                                                 370,340
   16,437   Kellogg                                                      780,757
   18,917   Kraft Foods Class A                                          536,108
   10,612   McCormick                                                    341,919
   16,862   Pepsi Bottling Group                                         572,465
   68,124   PepsiCo                                                    3,866,037
                                                                    ------------
                                                                      15,293,313
            FOOD STORES -- 0.3%
   25,581   Kroger                                                       546,922
   30,643   Safeway                                                      580,072
                                                                    ------------
                                                                       1,126,994
            FURNITURE & FIXTURES -- 0.1%
   14,152   Johnson Controls                                             366,254
   13,961   Tempur-Pedic International                                   207,041
                                                                    ------------
                                                                         573,295
            GENERAL MERCHANDISE STORES -- 2.4%
   17,273   Costco Wholesale                                             855,013
   15,426   Family Dollar Stores                                         484,685
   42,600   Target                                                     1,858,212
   36,398   TJX                                                        1,318,700
  104,423   Wal-Mart Stores                                            5,208,619
                                                                    ------------
                                                                       9,725,229
            HEALTH SERVICES -- 0.6%
   11,362   DaVita (1)                                                   564,691
    8,962   Express Scripts (1)                                          627,699
   29,100   Healthsouth (1)                                              419,040
    7,980   Laboratory Corp. of America Holdings (1)                     536,176
    3,718   Mednax (1)                                                   172,329
                                                                    ------------
                                                                       2,319,935
            HOLDING & OTHER INVESTMENT OFFICES -- 1.8%
    4,500   Alexandria Real Estate Equities REIT                         171,495
   20,400   Apartment Investment & Management
               Class A REIT                                              191,352
    5,494   AvalonBay Communities REIT                                   319,751
       26   Berkshire Hathaway Class A (1)                             2,522,000
      290   Berkshire Hathaway Class B (1)                               922,345
    5,700   BRE Properties REIT                                          135,261
   12,600   Capstead Mortgage REIT                                       168,336
   12,600   Equity One REIT                                              189,630
    5,400   Hatteras Financial REIT                                      152,982
   26,100   HCP REIT                                                     672,336
    9,346   Liberty Property Trust REIT                                  259,538
   28,000   MFA FInancial REIT                                           207,200
   11,300   Omega Healthcare Investors REIT                              188,823
    3,700   PS Business Parks REIT                                       191,327
   10,600   Senior Housing Properties Trust REIT                         197,796

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
    3,829   Simon Property Group REIT                                    213,352
    8,040   Vornado Realty Trust REIT                                    410,201
                                                                    ------------
                                                                       7,113,725
            HOME FURNITURE, FURNISHINGS & EQUIPMENT
               STORES -- 0.3%
    6,081   Bed Bath & Beyond (1)                                        211,315
   30,600   Best Buy                                                   1,143,522
                                                                    ------------
                                                                       1,354,837
            INDUSTRIAL & COMMERCIAL MACHINERY/COMPUTER
               EQUIPMENT -- 7.8%
    8,735   3M                                                           615,992
    2,812   AAON                                                          55,143
   34,839   Apple (1)                                                  5,692,344
   27,288   Baker Hughes                                               1,105,164
   38,308   Caterpillar                                                1,687,850
   27,113   Cummins                                                    1,166,130
    9,500   Deere                                                        415,530
  114,499   Dell (1)                                                   1,531,997
   23,100   Dover                                                        785,631
    3,710   Eaton                                                        192,623
   42,600   EMC (1)                                                      641,556
    6,179   Flowserve                                                    499,078
    6,873   Graco                                                        170,038
  108,233   Hewlett-Packard                                            4,686,489
   56,494   International Business Machines                            6,662,337
   15,300   ITT                                                          755,820
    8,600   John Bean Technologies                                       119,196
   13,876   Joy Global                                                   515,910
    3,800   Lufkin Industries                                            172,520
   18,200   Parker Hannifin                                              805,896
   12,900   Robbins & Myers                                              269,997
   21,867   Smith International                                          549,518
    6,941   Stanley Works                                                278,681
   10,900   Toro                                                         377,794
   19,776   Varian Medical Systems (1)                                   697,500
   26,348   Western Digital (1)                                          797,027
                                                                    ------------
                                                                      31,247,761
            INSURANCE CARRIERS -- 3.1%
   26,213   Aetna                                                        706,965
   34,243   Aflac                                                      1,296,440
   24,700   Allstate                                                     664,677
   12,500   American Financial Group                                     304,875
    8,900   Assurant                                                     227,128
   18,544   Chubb                                                        856,362
   14,800   Cincinnati Financial                                         357,420
   14,104   Delphi Financial Group Class A                               336,098
    7,000   HCC Insurance Holdings                                       175,700
   42,053   MetLife                                                    1,427,699
   33,000   Protective Life                                              493,350
   23,130   Prudential Financial                                       1,023,965
    5,100   StanCorp Financial Group                                     175,542
    3,200   Torchmark                                                    124,992
    9,600   Transatlantic Holdings                                       454,176
   23,681   Travelers                                                  1,019,941

  Shares                                                               Value $
---------                                                           ------------
   76,950   UnitedHealth Group                                         2,159,217
   26,834   Unum Group                                                   503,674
                                                                    ------------
                                                                      12,308,221
            MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS -- 2.6%
    9,612   Alcon                                                      1,226,491
    6,500   Allergan                                                     347,295
   29,472   Baxter International                                       1,661,337
    4,361   Becton Dickinson                                             284,119
    7,073   CR Bard                                                      520,361
   52,503   Medtronic                                                  1,859,656
    7,909   MTS Systems                                                  185,782
    4,000   ResMed (1)                                                   164,000
   20,865   Rockwell Collins                                             880,503
   20,635   St. Jude Medical (1)                                         778,146
   14,146   STERIS                                                       397,220
   17,599   Stryker                                                      684,249
   10,008   Waters (1)                                                   502,902
   15,951   Zimmer Holdings (1)                                          743,316
                                                                    ------------
                                                                      10,235,377
            METAL MINING -- 0.4%
   14,680   Coeur d'Alene Mines (1)                                      208,456
    9,711   Freeport-McMoRan Copper & Gold                               585,574
   48,800   Hecla Mining (1)                                             153,720
    9,195   Newmont Mining                                               380,213
   22,700   Stillwater Mining (1)                                        151,863
                                                                    ------------
                                                                       1,479,826
            MISCELLANEOUS MANUFACTURING
               INDUSTRIES -- 0.1%
   25,427   Mattel                                                       447,007
                                                                    ------------
            MISCELLANEOUS RETAIL -- 1.8%
    4,106   Amazon.com (1)                                               352,131
   15,300   Cash America International                                   408,969
   65,117   CVS Caremark                                               2,180,117
    6,300   MSC Industrial Direct Class A                                247,212
   21,317   PetSmart                                                     476,861
   48,600   Staples                                                    1,021,572
   12,600   Tiffany                                                      375,858
   63,741   Walgreen                                                   1,979,158
    5,303   World Fuel Services                                          232,590
                                                                    ------------
                                                                       7,274,468
            MOTION PICTURES -- 0.9%
   48,045   Time Warner                                                1,280,880
   90,772   Walt Disney                                                2,280,192
                                                                    ------------
                                                                       3,561,072
            MOTOR FREIGHT TRANSPORTATION &
               WAREHOUSING -- 0.3%
   21,964   United Parcel Service Class B                              1,180,126
                                                                    ------------
            NON-DEPOSITORY CREDIT INSTITUTIONS -- 0.5%
   19,405   Advanta Class B                                                6,404
   53,327   American Express                                           1,510,754
    6,084   Asta Funding                                                  38,998
   39,018   Discover Financial Services                                  463,534
                                                                    ------------
                                                                       2,019,690

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
            OIL & GAS EXTRACTION -- 2.9%
    8,887   Apache                                                       746,064
   10,600   Berry Petroleum Class A                                      251,432
   26,278   BJ Services                                                  372,622
   15,652   ENSCO International                                          593,054
   68,137   Halliburton                                                1,505,147
    7,671   Helmerich & Payne                                            263,576
   12,800   Noble Energy                                                 782,336
   39,433   Occidental Petroleum                                       2,813,150
   28,962   Patterson-UTI Energy                                         399,965
    6,304   Rowan                                                        134,464
   33,072   Schlumberger                                               1,769,352
   18,671   Weatherford International (1)                                350,268
   40,218   XTO Energy                                                 1,617,970
                                                                    ------------
                                                                      11,599,400
            PERSONAL SERVICES -- 0.0%
   15,559   Jackson Hewitt Tax Service                                    94,132
    2,200   Unifirst                                                      85,624
                                                                    ------------
                                                                         179,756
            PETROLEUM REFINING -- 6.1%
   71,820   Chevron                                                    4,989,335
   39,259   ConocoPhillips                                             1,716,011
   17,347   Enterprise Products Partners LP                              487,451
  193,674   Exxon Mobil                                               13,632,713
   51,600   Marathon Oil                                               1,664,100
   18,520   Murphy Oil                                                 1,077,864
   10,085   Sunoco                                                       248,998
   19,369   Valero Energy                                                348,642
                                                                    ------------
                                                                      24,165,114
            PIPELINES, EXCEPT NATURAL GAS -- 0.2%
    3,900   Buckeye Partners LP                                          178,893
    4,000   Sunoco Logistics Partners LP                                 236,920
    5,800   TEPPCO Partners LP                                           198,302
                                                                    ------------
                                                                         614,115
            PRIMARY METAL INDUSTRIES -- 1.2%
   16,700   AK Steel Holding                                             328,489
   10,911   Allegheny Technologies                                       295,470
    7,500   Brush Engineered Materials (1)                               159,975
   95,637   Corning                                                    1,625,829
   18,000   Horsehead Holding (1)                                        192,420
    5,700   Hubbell Class B                                              212,724
   16,242   Nucor                                                        722,282
   13,100   Precision Castparts                                        1,045,511
   16,900   Steel Dynamics                                               276,484
                                                                    ------------
                                                                       4,859,184
            PRINTING, PUBLISHING & ALLIED
               INDUSTRIES -- 0.4%
    5,461   John Wiley & Sons Class A                                    174,151
   25,993   McGraw-Hill                                                  814,881
    9,800   Meredith                                                     259,406
   14,700   Thomson Reuters                                              474,894
                                                                    ------------
                                                                       1,723,332
            RAILROAD TRANSPORTATION -- 1.2%
   19,034   Burlington Northern Santa Fe                               1,495,882
   22,166   CSX                                                          889,300
   17,393   Norfolk Southern                                             752,247

  Shares                                                               Value $
---------                                                           ------------
   25,400   Union Pacific                                              1,461,008
                                                                    ------------
                                                                       4,598,437
            REAL ESTATE -- 0.1%
    5,700   Jones Lang LaSalle                                           216,372
                                                                    ------------
            SECURITY & COMMODITY BROKERS, DEALERS,
               EXCHANGES & SERVICES -- 2.4%
   24,600   Ameriprise Financial                                         683,880
   13,700   BGC Partners Class A                                          62,609
   23,497   Broadridge Financial Solutions                               405,793
   73,986   Charles Schwab                                             1,322,130
      400   CME Group                                                    111,532
   21,300   Federated Investors Class B                                  552,309
   38,900   GFI Group                                                    250,905
   16,523   Goldman Sachs Group                                        2,698,206
   58,600   Morgan Stanley                                             1,670,100
   17,000   optionsXpress Holdings                                       307,190
   18,500   T Rowe Price Group                                           864,135
   22,100   Waddell & Reed Financial Class A                             626,977
                                                                    ------------
                                                                       9,555,766
            STONE, CLAY, GLASS AND CONCRETE
               PRODUCTS -- 0.1%
   20,500   Apogee Enterprises                                           298,890
                                                                    ------------
            TOBACCO PRODUCTS -- 1.2%
   50,112   Altria Group                                                 878,463
   16,700   Lorillard                                                  1,231,124
   61,091   Philip Morris International                                2,846,841
                                                                    ------------
                                                                       4,956,428
            TRANSPORTATION BY AIR -- 0.0%
   10,800   Republic Airways Holdings (1)                                 55,296
                                                                    ------------
            TRANSPORTATION EQUIPMENT -- 2.4%
    7,476   Boeing                                                       320,795
   29,947   General Dynamics                                           1,658,764
   17,700   Goodrich                                                     909,072
   12,059   Harsco                                                       331,743
   49,491   Honeywell International                                    1,717,338
   24,556   Lockheed Martin                                            1,835,806
   13,400   Spartan Motors                                                93,800
   20,400   Trinity Industries                                           284,784
   40,795   United Technologies                                        2,222,104
    2,568   WABCO Holdings                                                48,818
                                                                    ------------
                                                                       9,423,024
            TRANSPORTATION SERVICES -- 0.2%
    8,555   Ambassadors Group                                            132,517
   10,418   CH Robinson Worldwide                                        568,093
                                                                    ------------
                                                                         700,610
            WATER TRANSPORTATION -- 0.3%
   35,833   Carnival                                                   1,002,966
                                                                    ------------
            WHOLESALE TRADE DURABLE GOODS -- 0.7%
   20,700   Arrow Electronics (1)                                        533,439
   13,733   Ingram Micro Class A (1)                                     230,989
   10,800   PSS World Medical (1)                                        218,268
   13,881   Reliance Steel & Aluminum                                    467,929
    7,800   Scansource (1)                                               222,534
    9,800   WESCO International (1)                                      241,962

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
    9,632   WW Grainger                                                  866,013
                                                                    ------------
                                                                       2,781,134
            WHOLESALE TRADE NON-DURABLE GOODS -- 1.5%
    5,100   Airgas                                                       227,358
   37,302   AmerisourceBergen                                            735,595
    7,600   Andersons                                                    244,872
    1,600   Brown-Forman Class B                                          70,320
   14,994   Cardinal Health                                              499,300
   24,103   McKesson                                                   1,232,869
    4,600   Medco Health Solutions (1)                                   243,156
    6,400   Mosaic                                                       333,760
   19,683   Nike Class B                                               1,114,845
   51,374   Sysco                                                      1,220,646
    6,735   United Natural Foods (1)                                     182,047
                                                                    ------------
                                                                       6,104,768
                                                                    ------------
            Total United States                                      351,704,743
                                                                    ------------
            TOTAL COMMON STOCK
               (Cost $426,371,654)                                   397,547,442
                                                                    ------------
            RIGHTS -- 0.0%
            UNITED STATES -- 0.0%
    7,363   Fresenius Kabi Pharmaceuticals
               Holding, Expires 06/30/11 (1)
               (Cost $7,363)                                               1,767
                                                                    ------------
            SHORT-TERM INVESTMENT (5) -- 0.3%
1,337,685   JPMorgan U.S. Government Money
               Market Fund, 0.120%
               (Cost $1,337,685)                                       1,337,685
                                                                    ------------
            TOTAL INVESTMENTS -- 100.0%
               (Cost $427,716,702)*                                  398,886,894
                                                                    ------------
            OTHER ASSETS LESS LIABILITIES -- 0.0%                         35,439
                                                                    ------------
            NET ASSETS -- 100.0%                                    $398,922,333
                                                                    ============

* At July 31, 2009, the tax basis cost of the Fund's investments was $436,100,030, and the unrealized appreciation and depreciation were $26,423,636 and $(63,636,772), respectively.

(1)  Denotes non-income producing security.

(2) Security considered illiquid. On July 31, 2009, the value of this security amounted to $136,882, representing less than 0.1% of the net assets of the Fund.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of this security amounted to $136,882, representing less than 0.1% of the net assets of the Fund.

(4)  Security is fair valued.

(5)  The rate shown represents the 7-day current yield as of July 31, 2009.

CAD -- Canadian Dollar

LP -- Limited Partnership

REIT -- Real Estate Investment Trust

USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund had the following forward foreign currency contracts outstanding as of July 31, 2009:

                                                 NET
SETTLEMENT      CURRENCY        CURRENCY      UNREALIZED
   DATE        TO DELIVER      TO RECEIVE    DEPRECIATION
----------   -------------   -------------   ------------
08/14/09     CAD 7,761,042   USD 6,769,349    $(437,925)
                                              =========

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

                                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                             ------------   ---------   -------   ------------
SCHRODER NORTH AMERICAN EQUITY FUND
   INVESTMENTS IN SECURITIES
      Common Stock                           $397,410,560   $ 136,882     $--     $397,547,442
      Rights                                        1,767          --      --            1,767
      Short-Term Investment                     1,337,685          --      --        1,337,685
                                             ------------   ---------     ---     ------------
         TOTAL INVESTMENTS IN SECURITIES     $398,750,012   $ 136,882     $--     $398,886,894
                                             ============   =========     ===     ============
   OTHER FINANCIAL INSTRUMENTS
      Forwards -- Unrealized Depreciation    $         --   $(437,925)    $--     $   (437,925)
                                             ------------   ---------     ---     ------------
         TOTAL OTHER FINANCIAL INSTRUMENTS   $         --   $(437,925)    $--     $   (437,925)
                                             ============   =========     ===     ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2009 through July 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             Schroder Global Series Trust


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         ---------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         ---------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer

Date: September 28, 2009


By (Signature and Title)*                /s/ Alan M. Mandel
                                         ---------------------------------------
                                         Alan M. Mandel
                                         Treasurer and Chief Financial Officer

Date: September 28, 2009

* Print the name and title of each signing officer under his or her signature.